Shareholder Report, Average Annual Return (Details)	2 Months Ended	12 Months Ended											17 Months Ended	65 Months Ended	102 Months Ended
	May 31, 2015	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	Dec. 09, 2015	Mar. 19, 2015	May 31, 2024	May 31, 2024	May 31, 2024
Longboard Fund Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	05/31/2015	05/31/2024	05/31/2023	05/31/2022	05/31/2021	05/31/2020	05/31/2019	05/31/2018	05/31/2017	05/31/2016		03/19/2015
Average Annual Return, Percent													20.59%	9.44%	7.21%
Longboard Fund Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		05/31/2024	05/31/2023	05/31/2022	05/31/2021	05/31/2020	05/31/2019	05/31/2018	05/31/2017	05/31/2016	12/09/2015
Average Annual Return, Percent													20.94%	9.72%	7.11%
S P 500 Index [Member] | Longboard Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent													28.19%	15.80%	13.86%
Without Sales Load [Member] | Longboard Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent													13.64%	8.15%	6.46%
Without Sales Load [Member] | Longboard Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent													28.19%	15.80%	12.65%
Russell 2000 Total Return Index [Member] | Longboard Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent													20.12%	8.61%	8.71%
Russell 2000 Total Return Index [Member] | Longboard Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent													20.12%	8.61%	7.05%
Morningstar Moderate Target Risk Index [Member] | Longboard Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent													13.09%	6.54%	6.80%
Morningstar Moderate Target Risk Index [Member] | Longboard Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent													13.09%	6.54%	5.90%
I C E Bof A 3 Month U. S. Treasury Bill [Member] | Longboard Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent													5.48%	2.13%	1.74%
I C E Bof A 3 Month U. S. Treasury Bill [Member] | Longboard Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent													5.48%	2.13%	1.60%